SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Dec. 31, 2023	Dec. 31, 2022
Year End [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3900	1.3465
Average Rate [Member]
Debt Instrument [Line Items]
US$ to S$ Average Rate	1.3853	1.3578